Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Financial Liabilities Designated at Fair Value through Profit or Loss

	12/31/2019			12/31/2018
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Shares	11	—	11	31	9	40
Debt securities	38	152	190	6	146	152

Total	49	152	201	37	155	192